Income taxes - Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 914,794
Tax loss carryforwards utilized	133,053
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 34,826
Duration of tax losses	10 years
2001
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 5,999
2002
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	160,499
2003
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	197,796
2004
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	229,480
2005
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	28,073
2006
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	18,953
2007
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	78,672
2008
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	34,168
2009
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	5,648
2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	32,203
2012
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	56,125
2013
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	15,549
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	5,370
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	21,248
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 25,011